Expense Example	Jul. 27, 2026 USD ($)
Voya Core Bond ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	80
Voya Multi-Sector Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Voya Ultra Short Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	$ 80